Reporting entity (Details) $ in Thousands	1 Months Ended				12 Months Ended
	Feb. 28, 2021 USD ($) item shares Mcf	Jan. 31, 2021 USD ($)	Oct. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)		Sep. 30, 2020 USD ($)	Aug. 31, 2019 USD ($)	Dec. 31, 2017 USD ($)
Disclosure Of Reporting Entity [Line Items]
Liquidity amount					$ 572,000
Minimum liquidity requirement					125,000
Total equity					274,455	$ (252,267)	$ (224,012)				$ (93,492)
Operating income (loss)					722,049	153,022	(23,216)	[1]
Net income (loss)					524,190	(13,044)	$ (119,853)	[1]
Maximum limit under the facility for the revolving sale of receivables										$ 90,000
Face value of Financial Debt					688,066	753,624
Gain from repurchase of debt					6,188
Tranche C- Debentures
Disclosure Of Reporting Entity [Line Items]
Face value of Financial Debt					302,219	$ 359,808
Repayment / repurchase of borrowings | Tranche A loans
Disclosure Of Reporting Entity [Line Items]
Repayment of debt				$ 13,000
Repayment / repurchase of borrowings | Tranches C and D (Series 1 and 2 Notes)
Disclosure Of Reporting Entity [Line Items]
Authorized repurchase amount									$ 60,000
Repayment / repurchase of borrowings | Tranche C- Debentures
Disclosure Of Reporting Entity [Line Items]
Face value of Financial Debt			$ 58,000
Total consideration (including related costs)		$ 85,000	$ 47,000
Gain from repurchase of debt					$ 6,000
Increase limit under facility for revolving sale of receivables
Disclosure Of Reporting Entity [Line Items]
Maximum limit under the facility for the revolving sale of receivables										$ 100,000
Initial Public Offering
Disclosure Of Reporting Entity [Line Items]
Number of shares issued (in shares) | shares	15,000,000
Gross consideration	$ 225,000
Gross consideration after deducting underwriting discounts, commissions and other offering expenses	$ 204,000
Strategic agreement with Seaspan
Disclosure Of Reporting Entity [Line Items]
Number of container vessels chartered | item	10
Capacity of the container vessels chartered | Mcf	15,000
Strategic agreement with Seaspan | Minimum
Disclosure Of Reporting Entity [Line Items]
Purchases of hire costs, per vessels	$ 16,000
Strategic agreement with Seaspan | Maximum
Disclosure Of Reporting Entity [Line Items]
Purchases of hire costs, per vessels	$ 20,000

[1]	(*)See also Note 2(f) with respect to the implementation of IFRS 16, commencing January 1, 2019.